Issuance of Shares (Details)	1 Months Ended		6 Months Ended
	Mar. 31, 2025 MYR (RM) RM / shares shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2025 MYR (RM) RM / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 RM / shares
Issuance of Shares [Line items]
Offering price, per shares | (per share)	RM 17.6564
Gross proceeds (in Ringgits)			RM 30,898,700	$ 7,334,655
Initial Public Offering [Member]
Issuance of Shares [Line items]
Offering price, per shares | (per share)	RM 17.6564						$ 4.00
Number of shares issued (in Shares) | shares	1,750,000	1,750,000
Gross proceeds (in Ringgits) | RM	RM 30,898,700
Gross proceeds (in Dollars) | $		$ 7,000,000